Consolidated Statements of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow provided by (used in) operating activities
Net income (loss) for the year	R$ 1,180	R$ 811	R$ (1,145)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred income tax	77	(35)	(118)
(Gain) loss on disposals of property and equipment	(40)	247	203
Depreciation and amortization	889	833	1,089
Financial charges	761	947	1,272
Adjustment to present value	3	0	0
Share of profit of associates	(73)	69	(28)
Provision for contingencies	730	675	1,080
Provision for write-off and impairment	(3)	1	0
Share-based payment	43	24	29
Allowance for doubtful accounts	634	737	630
Allowance for losses on inventory obsolescence and damages	(6)	(1)	44
Deferred revenue	(478)	(394)	(372)
Other operating income	(369)	(723)	0
Gain on sale of subsidiaries	0	0	(94)
Total	3,348	3,191	2,590
Changes in operating assets and liabilities
Trade receivables	(326)	(2,115)	(1,259)
Inventories	(1,475)	(1,505)	107
Recoverable taxes	(1,350)	(321)	(709)
Other assets	(56)	(60)	118
Related parties	166	153	(470)
Restricted deposits for legal proceedings	(1)	(366)	(218)
Trade payables	2,149	3,059	(1,486)
Payroll and related taxes	36	103	134
Taxes and social contributions payable	249	(127)	55
Payments of income tax and social contributions	(410)	(119)	(132)
Provision for contingencies	(1,021)	(447)	(415)
Deferred revenue	1,032	(8)	660
Other liabilities	209	148	(279)
Receipts of dividends and interest on own capital	36	309	0
Total	(762)	(1,296)	(3,894)
Net cash provided by (used in) operating activities	2,586	1,895	(1,304)
Cash flow provided by (used in) investing activities
Purchase of property and equipment	(1,830)	(1,402)	(1,265)
Purchase of intangible assets	(536)	(311)	(279)
Proceeds from sale of property and equipment	467	121	55
Proceeds from sale of subsidiary	0	0	137
Payment by Via Varejo to Cnova N.V. for the exchange of shares	0	0	(47)
Net cash related to Cnova NV (discontinued operations)	0	0	(621)
Net cash used in investing activities	(1,899)	(1,592)	(2,020)
Cash flow provided by (used in) financing activities
Capital increase	3	11	5
Proceeds from borrowings and financing	9,139	7,789	8,082
Payments of borrowings and financing	(8,747)	(9,785)	(7,481)
Payments of dividends and interest on own capital	(351)	(101)	(4)
Installments payments on acquisition of subsidiary	(2)	(8)	(79)
Financing with related parties	0	0	952
Net cash provided by (used in) financing activities	42	(2,094)	1,475
Net increase (decrease) in cash and cash equivalents	729	(1,791)	(1,849)
Cash and cash equivalents at the beginning of the year	7,351	9,142	11,015
Exchange rate in cash and cash equivalents	0	0	(24)
Cash and cash equivalents at the end of the year	8,080	7,351	9,142
Cash and cash equivalents reconciliation:
Cash and cash equivalents as per the cash flow	8,080	7,351	9,142
Cash and cash equivalents as per the balance sheet	4,369	3,792	5,112
Cash included in assets held for sale and discontinued operations	R$ 3,711	R$ 3,559	R$ 4,030